UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07655
Driehaus Mutual Funds
(Exact name of registrant as specified in charter)
25 East Erie Street
Chicago, IL 60611
(Address of principal executive offices) (Zip code)
Mary H. Weiss
Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611
(Name and address of agent for service)
Registrant’s telephone number, including area code: 312-587-3800
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Driehaus International Discovery Fund
Schedule of Investments
September 30, 2009 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES – 93.2%
FAR EAST – 39.5%
Japan – 13.8%
Daikin Industries, Ltd.	97,600	$3,511,926
Elpida Memory, Inc.**	256,050	3,357,331
Fast Retailing Co., Ltd.	26,300	3,328,335
Funai Electric Co., Ltd.	58,140	2,655,534
Komatsu, Ltd.	202,000	3,785,039
Kuraray Co., Ltd.	313,700	3,424,787
mixi, Inc.**	509	3,362,524
NGK Insulators, Ltd.	180,100	4,173,208
Nikon Corp.	185,100	3,385,888
Nippon Electric Glass Co., Ltd.	490,500	4,475,235
Olympus Corp.	121,700	3,226,714
Shionogi & Co., Ltd.	157,100	3,719,016
Sumco Corp.	76,940	1,748,539
Toshiba Corp.**	943,800	4,952,151

		49,106,227

China – 11.0%
Angang Steel Co., Ltd. - H	1,785,800	3,354,978
Anhui Conch Cement Co., Ltd. - H	645,100	4,299,252
Baidu, Inc. - SP ADR**	9,810	3,836,200
China Coal Energy Co. - H	2,926,500	3,828,970
China Resources Land, Ltd.	1,755,000	3,845,124
GOME Electrical Applicances Holdings, Ltd.**	10,656,500	2,846,298
Harbin Power Equipment Co., Ltd. - H	2,218,200	2,095,112
Melco Crown Entertainment, Ltd. - ADR**	332,328	2,313,003
Ping An Insurance Group Company of China, Ltd. - H	409,600	3,250,353
Shanda Interactive Entertainment, Ltd. - SP ADR**	45,058	2,306,970
Sino-Ocean Land Holdings, Ltd.	3,131,570	2,836,578
Yingli Green Energy Holding Co., Ltd. - ADR**	330,503	4,118,067

		38,930,905

Australia – 8.6%
Coca-Cola Amatil, Ltd.	442,155	3,826,578
Cochlear, Ltd.	60,861	3,584,449
CSL, Ltd.	150,257	4,435,348
Harvey Norman Holdings, Ltd.	972,340	3,688,533
JB Hi-Fi, Ltd.	146,726	2,570,712
Macarthur Coal, Ltd.	550,356	4,583,347
Paladin Energy, Ltd.**	795,940	3,159,802
WorleyParsons, Ltd.	176,180	4,617,706

		30,466,475

India – 2.4%
ICICI Bank, Ltd. - SP ADR	150,585	5,806,558
Unitech, Ltd.	1,225,260	2,735,535

		8,542,093

Taiwan – 1.3%
Siliconware Precision Industries Co. - SP ADR	618,128	4,438,159

South Korea – 1.2%
LG Display Co., Ltd.	149,720	4,307,666

Indonesia – 1.2%
PT Telekomunikasi Indonesia Tbk	4,714,400	4,219,303

Total FAR EAST		140,010,828

EUROPE – 36.2%
United Kingdom – 9.1%
Autonomy Corp. PLC**	182,010	4,738,450
Eurasian Natural Resources Corp.	290,669	4,071,652
Game Group PLC	1,708,632	4,360,873
Heritage Oil PLC**	326,756	2,566,130
Johnson Matthey PLC	154,199	3,420,511
Michael Page International PLC	671,212	3,589,266
Next PLC	117,030	3,351,623
Taylor Wimpey PLC**	4,964,668	3,341,939
Tullow Oil PLC	153,966	2,775,581

		32,216,025

Germany – 5.7%
Hochtief AG	69,482	5,293,305
Infineon Technologies AG**	1,055,992	5,957,108
Rheinmetall AG	76,320	4,518,712
SGL Carbon SE**	113,235	4,633,064

		20,402,189

France – 4.4%
Alcatel-Lucent**	542,652	2,427,545
Compagnie Generale des Etablissements Michelin - B	44,047	3,455,513
Eramet	9,452	3,280,177
Publicis Groupe	86,497	3,469,449
Technip SA	44,638	2,851,277

		15,483,961

Russia – 3.7%
Mobile TeleSystems - SP ADR	75,282	3,633,862
Sberbank RF	2,109,329	4,197,565
Wimm-Bill-Dann Foods - ADR**	76,485	5,469,442

		13,300,869

Sweden – 2.5%
Modern Times Group - B	56,342	2,436,704
Oriflame Cosmetics SA - SDR	81,013	4,148,643
Swedbank AB - A**	255,805	2,440,135

		9,025,482

Denmark – 1.9%
Danske Bank AS**	68,930	1,805,550
Novo Nordisk AS - B	78,133	4,891,904

		6,697,454

Ireland – 1.9%
ICON PLC - SP ADR**	150,233	3,679,206
Paddy Power PLC	98,819	3,008,270

		6,687,476

Driehaus International Discovery Fund
Schedule of Investments
September 30, 2009 (unaudited)

	Number
	of	Market
	Shares	Value

Turkey – 1.7%
BIM Birlesik Magazalar AS	84,383	$3,440,143
Turkiye Garanti Bankasi AS	657,641	2,481,664

		5,921,807

Italy – 1.6%
Ansaldo STS SpA	184,010	3,767,121
Bulgari SpA	226,656	1,751,264

		5,518,385

Switzerland – 1.1%
Weatherford International, Ltd.**	187,212	3,880,905

Spain – 1.0%
Grifols SA	182,854	3,482,564

Netherlands – 0.9%
Koninklijke Boskalis Westminster NV	97,209	3,320,151

Greece – 0.7%
Alpha Bank AE**	134,155	2,473,591

Total EUROPE		128,410,859

SOUTH AMERICA – 8.3%
Brazil – 8.3%
B2W Companhia Global do Varejo	132,600	3,729,656
Itau Unibanco Holding SA - PREF ADR	138,269	2,786,120
Natura Cosmeticos SA	204,570	3,677,780
OGX Petroleo e Gas Participacoes SA	8,000	6,109,731
Petroleo Brasileiro SA - ADR	98,605	4,525,970
Vale SA - SP ADR	226,481	5,238,506
Votorantim Celulose e Papel SA - SP ADR**	209,087	3,431,118

		29,498,881

Total SOUTH AMERICA		29,498,881

NORTH AMERICA – 7.1%
Canada – 5.0%
Petrobank Energy & Resources, Ltd.**	76,600	3,165,881
Potash Corp. of Saskatchewan, Inc.	37,455	3,397,590
Research In Motion, Ltd.**	57,737	3,903,240
Silver Wheaton Corp.**	271,373	3,444,598
Trican Well Service, Ltd.	294,725	3,826,346

		17,737,655

Bermuda – 1.1%
Marvell Technology Group, Ltd.**	230,928	3,738,724

Mexico – 1.0%
Cemex SAB de CV - SP ADR**	273,355	3,531,747

Total NORTH AMERICA		25,008,126

AFRICA – 2.1%
South Africa – 2.1%
Impala Platinum Holdings, Ltd.	163,755	3,814,846
Randgold Resources, Ltd. - ADR	53,851	3,763,108

		7,577,954

Total AFRICA		7,577,954

Total EQUITY SECURITIES (Cost $247,029,246)		330,506,648

RIGHTS – 0.1%
EUROPE – 0.1%
Sweden – 0.1%
Swedbank AB**	255,805	504,539

Total EUROPE		504,539

Total RIGHTS (Cost $449,367)		504,539

TOTAL INVESTMENTS (COST $247,478,613)	93.3%	$331,011,187
Other Assets In Excess Of Liabilities	6.7%	23,590,536

Net Assets	100.0%	$354,601,723

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$256,317,769

Gross Appreciation		$86,018,786
Gross Depreciation		(11,325,368)

Net Appreciation		$74,693,418

**	Non-income producing security

ADR	American Depository Receipt

PREF ADR	Preferred American Depository Receipt

SDR	Swedish Depository Receipt

SP ADR	Sponsored American Depository Receipt
See accompanying Notes to Schedule of Investments.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
September 30, 2009 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES – 91.7%
FAR EAST – 47.4%
China – 14.1%
Air China, Ltd. - H**	7,696,500	$4,439,114
Alibaba.com, Ltd.	1,106,500	2,569,919
Beijing Enterprises Holdings, Ltd.	1,203,500	6,374,627
China High Speed Transmission Equipment Group Co., Ltd.	1,884,000	3,865,214
China Mobile, Ltd.	571,500	5,574,854
China Petroleum and Chemical Corp. - H	4,274,500	3,634,680
China Shanshui Cement Group	8,652,000	6,463,840
China Shenhua Energy Co., Ltd. - H	482,500	2,107,422
Dongfang Electric Corp., Ltd. - H	727,800	3,671,845
GOME Electrical Applicances Holdings, Ltd.**	18,977,000	5,068,663
Hengan International Group Co., Ltd.	450,500	2,723,328
Home Inns & Hotels Management, Inc. - ADR**	168,097	5,017,695
Industrial & Commercial Bank of China, Ltd. - H	13,156,000	9,913,619
Lee & Man Paper Manufacturing, Ltd.	1,095,200	1,930,366
Sino-Ocean Land Holdings, Ltd.	3,909,500	3,541,227
Tencent Holdings, Ltd.	146,900	2,390,190

		69,286,603

South Korea – 11.5%
Amorepacific Corp.	10,397	7,447,543
Doosan Heavy Industries and Construction Co., Ltd.	83,691	4,787,416
Hynix Semiconductor, Inc.**	169,280	2,844,680
Neowiz Games Corp.**	187,654	7,007,660
NHN Corp.**	34,228	5,040,151
Samsung Electronics Co., Ltd.	12,856	8,892,544
Samsung Engineering Co., Ltd.	49,554	4,373,958
Seoul Semiconductor Co., Ltd.**	96,696	3,455,041
Shinhan Financial Group Co., Ltd.**	197,160	7,864,647
Shinsegae Co., Ltd.	10,143	5,122,075

		56,835,715

Taiwan – 8.0%
Asustek Computer, Inc.	2,481,398	4,260,706
Epistar Corp.	1,846,000	6,660,943
Hon Hai Precision Industry Co., Ltd.	1,023,000	4,104,983
MediaTek, Inc.	140,398	2,340,840
Siliconware Precision Industries Co. - SP ADR	839,678	6,028,888
Taiwan Fertilizer Co., Ltd.	697,000	2,493,312
Taiwan Semiconductor Manufacturing Co., Ltd.	1,297,276	2,602,784
Young Fast Optoelectronics Co., Ltd.	485,000	6,713,481
Yuanta Financial Holding Co., Ltd.	5,855,000	4,334,609

		39,540,546

India – 7.0%
Bharat Heavy Electricals, Ltd.	112,586	5,450,492
Bharti Airtel, Ltd.	263,273	2,291,769
ICICI Bank, Ltd.	250,432	4,724,916
ITC, Ltd.	1,190,647	5,768,221
Power Finance Corp.	1,212,397	5,771,519
Unitech, Ltd.	2,280,878	5,092,325
Welspun-Gujarat Stahl Rohren, Ltd.	1,045,025	5,649,283

		34,748,525

Indonesia – 2.7%
PT Bank Rakyat Indonesia Tbk	2,971,500	2,305,872
PT Bumi Resources Tbk	15,088,500	5,034,704
PT Telekomunikasi Indonesia Tbk	6,567,000	5,877,346

		13,217,922

Malaysia – 2.4%
Axiata Group BHD**	5,206,500	4,663,435
Sime Darby BHD	1,159,700	2,848,151
Tenaga Nasional BHD	1,777,300	4,205,746

		11,717,332

Philippines – 1.0%
Ayala Land, Inc.	19,335,900	4,693,180

Thailand – 0.7%
Siam Commercial Bank Public Co., Ltd. - NVDR	1,454,371	3,700,136

Total FAR EAST		233,739,959

SOUTH AMERICA – 13.7%
Brazil – 13.1%
BM&F Bovespa SA	637,600	4,711,100
Empresa Brasileira de Aeronautica SA - ADR**	192,773	4,422,213
Hypermarcas SA**	174,300	3,443,497
Itau Unibanco Holding SA - PREF ADR	187,652	3,781,188
Magnesita Refratarios SA**	857,540	5,542,353
MRV Engenharia e Participacoes SA	169,460	3,285,703
OGX Petroleo e Gas Participacoes SA	13,520	10,325,446
Petroleo Brasileiro SA - ADR	207,173	9,509,241
Souza Cruz SA	127,500	4,536,916
Vale SA - SP ADR	435,375	10,070,224
Votorantim Celulose e Papel SA**	292,305	4,796,402

		64,424,283

Chile – 0.6%
Empresa Nacional de Electricidad SA	2,110,521	3,290,071

Total SOUTH AMERICA		67,714,354

Driehaus Emerging Markets Growth Fund
Schedule of Investments
September 30, 2009 (unaudited)

	Number
	of	Market
	Shares	Value

EUROPE – 11.4%
Russia – 6.6%
CTC Media, Inc.**	158,241	$2,487,548
Gazprom OAO - SP ADR	256,774	5,969,995
LUKOIL OAO - SP ADR	112,568	6,101,186
Mechel - SP ADR	415,668	7,473,711
Sberbank RF	3,065,907	6,101,155
Uralkali - GDR**	222,089	4,195,261

		32,328,856

United Kingdom – 2.0%
Eurasian Natural Resources Corp.	265,406	3,717,771
Tullow Oil PLC	338,851	6,108,546

		9,826,317

Switzerland – 1.2%
Weatherford International, Ltd.**	280,958	5,824,259

Turkey – 0.9%
Turkiye Halk Bankasi AS	730,092	4,329,386

Hungary – 0.7%
OTP Bank PLC**	127,377	3,634,519

Total EUROPE		55,943,337

AFRICA – 7.8%
South Africa – 7.8%
Aspen Pharmacare Holdings, Ltd.**	638,367	5,255,990
Barloworld, Ltd.	521,183	3,399,623
Foschini, Ltd.	566,582	4,676,262
Murray & Roberts Holdings, Ltd.	596,896	4,715,892
Naspers, Ltd.- N	176,062	6,015,686
Randgold Resources, Ltd. - ADR	112,570	7,866,392
Sasol, Ltd.	172,704	6,492,493

		38,422,338

Total AFRICA		38,422,338

MIDDLE EAST – 6.4%
Egypt – 2.7%
Egyptian Company for Mobile Services	114,420	4,545,398
Orascom Construction Industries	206,526	8,837,976

		13,383,374

United Arab Emirates – 1.9%
Dana Gas**	13,415,968	4,346,524
Dubai Islamic Bank	5,710,881	4,897,640

		9,244,164

Israel – 1.8%
Teva Pharmaceutical Industries, Ltd.	177,782	8,925,681

Total MIDDLE EAST		31,553,219

NORTH AMERICA – 5.0%
Mexico – 4.2%
America Movil SAB de CV - L - ADR	106,083	4,649,618
Cemex SAB de CV**	3,792,350	4,894,624
Desarrolladora Homex SAB de CV**	354,620	2,227,509
Fresnillo PLC	304,618	3,758,312
Grupo Financiero Banorte SA de CV - O	1,585,700	5,305,639

		20,835,702

Canada – 0.8%
Pacific Rubiales Energy Corp.**	324,526	4,019,254

Total NORTH AMERICA		24,854,956

Total EQUITY SECURITIES (Cost $347,911,477)		452,228,163

EXCHANGE-TRADED FUNDS – 3.1%
FAR EAST – 3.1%
Taiwan – 3.1%
iShares MSCI Taiwan Index Fund	1,233,870	15,176,601

Total FAR EAST		15,176,601

Total EXCHANGE-TRADED FUNDS (Cost $10,323,548)		15,176,601

TOTAL INVESTMENTS (COST $358,235,025)	94.8%	$467,404,764
Other Assets In Excess Of Liabilities	5.2%	25,415,514

Net Assets	100.0%	$492,820,278

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$387,258,479

Gross Appreciation		$111,041,485
Gross Depreciation		(30,895,200)

Net Appreciation		$80,146,285

**	Non-income producing security

ADR	American Depository Receipt

GDR	Global Depository Receipt

NVDR	Non-Voting Depository Receipt

PREF ADR	Preferred American Depository Receipt

SP ADR	Sponsored American Depository Receipt
See accompanying Notes to Schedule of Investments.

Driehaus International Small Cap Growth Fund
Schedule of Investments
September 30, 2009 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES – 93.4%
FAR EAST – 39.5%
China – 9.2%
Ajisen China Holdings, Ltd.	3,088,000	$2,749,298
China Shanshui Cement Group	3,747,500	2,799,727
Geely Automobile Holdings, Ltd.	6,975,000	1,898,988
Home Inns & Hotels Management, Inc. - ADR**	67,572	2,017,024
Ju Teng International Holdings, Ltd.	2,512,000	2,135,997
Sino-Ocean Land Holdings, Ltd.	1,281,000	1,160,331
Yingli Green Energy Holding Co., Ltd. - ADR**	101,555	1,265,375
Zhuzhou CSR Times Electric Co., Ltd. - H	1,609,500	2,799,474

		16,826,214

Japan – 8.1%
ABC-Mart, Inc.	89,100	2,774,294
CKD Corp.	124,100	894,477
Funai Electric Co., Ltd.	40,200	1,836,128
Gree, Inc.	38,600	2,102,757
mixi, Inc.**	285	1,882,749
SMS Co., Ltd.	360	799,688
Stella Chemifa Corp.	28,100	1,552,676
Wacom Co., Ltd.	491	1,169,998
Zeon Corp.	388,000	1,776,505

		14,789,272

Taiwan – 5.7%
Epistar Corp.	822,000	2,966,032
Inotera Memories, Inc.**	4,205,000	2,701,047
Quanta Storage, Inc.	876,000	1,814,782
Young Fast Optoelectronics Co., Ltd.	202,000	2,796,130

		10,277,991

South Korea – 5.0%
MegaStudy Co., Ltd.	12,677	2,609,100
Neowiz Games Corp.**	104,129	3,888,543
Seoul Semiconductor Co., Ltd.**	72,861	2,603,393

		9,101,036

Australia – 4.3%
Ausenco, Ltd.	607,412	3,129,416
Harvey Norman Holdings, Ltd.	713,021	2,704,817
JB Hi-Fi, Ltd.	117,325	2,055,592

		7,889,825

India – 3.5%
Educomp Solutions, Ltd.	29,003	2,829,126
Housing Development & Infrastructure, Ltd.**	268,304	1,797,060
IVRCL Infrastructures and Projects, Ltd.	218,932	1,782,222

		6,408,408

Singapore – 1.9%
Midas Holdings, Ltd.	5,592,000	3,394,143

Thailand – 1.8%
CP All Public Co., Ltd. - NVDR	3,341,200	2,010,120
Tisco Financial Group PCL - NVDR	1,931,200	1,323,690

		3,333,810

Total FAR EAST		72,020,699

EUROPE – 33.7%
Germany – 7.5%
Aixtron AG	70,286	1,915,133
Dialog Semiconductor PLC**	478,711	3,222,417
Praktiker Bau- und Heimwerkermaerkte Holding AG	235,583	3,250,919
SMA Solar Technology AG	32,906	3,373,616
Wirecard AG	153,810	1,832,143

		13,594,228

United Kingdom – 7.4%
ASOS PLC**	315,823	1,766,574
Autonomy Corp. PLC**	85,572	2,227,782
Domino’s Pizza UK & IRL PLC	768,591	3,586,725
Heritage Oil PLC**	110,373	866,798
Mothercare PLC	178,200	1,604,802
PartyGaming PLC**	399,028	1,728,195
Telecity Group PLC**	317,783	1,624,669

		13,405,545

Italy – 4.6%
Ansaldo STS SpA	107,495	2,200,678
DiaSorin SpA	128,558	4,326,905
Maire Tecnimont SpA	399,215	1,939,525

		8,467,108

Norway – 3.0%
Opera Software ASA	256,166	997,859
Petroleum Geo-Services ASA**	182,000	1,775,541
Subsea 7, Inc.**	203,670	2,732,713

		5,506,113

Spain – 2.5%
Construcciones y Auxiliar de Ferrocarriles SA	3,555	1,810,378
Viscofan SA	109,899	2,672,854

		4,483,232

Ireland – 1.9%
Smurfit Kappa Group PLC**	433,769	3,415,004

France – 1.5%
Faiveley SA	32,625	2,803,890

Finland – 1.4%
Oriola-KD Oyj - B	426,683	2,578,730

Switzerland – 1.1%
Temenos Group AG**	87,550	2,052,943

Netherlands – 1.1%
New World Resources NV - A	205,083	2,018,972

Turkey – 1.0%
Sinpas Gayrimenkul Yatirim Ortakligi AS - REIT	509,453	1,853,805

Austria – 0.7%
CAT Oil AG**	126,148	1,225,742

Driehaus International Small Cap Growth Fund
Schedule of Investments
September 30, 2009 (unaudited)

	Number
	of	Market
	Shares	Value

Total EUROPE		$61,405,312

NORTH AMERICA – 11.5%
Canada – 9.1%
Cineplex Galaxy Income Fund	117,706	1,759,021
Franco-Nevada Corp.	68,684	1,802,021
Jaguar Mining, Inc.**	177,155	1,585,154
Pacific Rubiales Energy Corp.**	102,601	1,270,713
Petrobank Energy & Resources, Ltd.**	71,768	2,966,174
Red Back Mining, Inc.**	246,360	2,768,142
Trican Well Service, Ltd.	229,465	2,979,091
Westport Innovations, Inc.**	107,038	1,359,383

		16,489,699

Mexico – 2.4%
Banco Compartamos SA de CV	464,600	1,697,027
Empresas ICA SAB de CV**	1,170,200	2,757,084

		4,454,111

Total NORTH AMERICA		20,943,810

SOUTH AMERICA – 3.4%
Brazil – 3.4%
Magnesita Refratarios SA**	464,440	3,001,715
PDG Realty SA Empreendimentos e Participacoes	164,336	1,364,519
Totvs SA	38,400	1,853,240

		6,219,474

Total SOUTH AMERICA		6,219,474

MIDDLE EAST – 2.8%
United Arab Emirates – 1.8%
Lamprell PLC	1,166,615	3,238,526

Israel – 1.0%
Mellanox Technologies, Ltd.**	109,938	1,801,884

Total MIDDLE EAST		5,040,410

AFRICA – 2.5%
South Africa – 2.5%
Aspen Pharmacare Holdings, Ltd.**	230,963	1,901,632
Clicks Group, Ltd.	882,727	2,690,954

		4,592,586

Total AFRICA		4,592,586

Total EQUITY SECURITIES (Cost $134,711,590)		170,222,291

EXCHANGE-TRADED FUNDS – 0.9%
EUROPE – 0.9%
United Kingdom – 0.9%
Gold Bullion Securities, Ltd.**	16,603	1,629,750

Total EUROPE		1,629,750

Total EXCHANGE-TRADED FUNDS (Cost $1,397,009)		1,629,750

TOTAL INVESTMENTS (COST $136,108,599)	94.3%	$171,852,041
Other Assets In Exess Of Liabilities	5.7%	10,379,355

Net Assets	100.0%	$182,231,396

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$145,776,391

Gross Appreciation		$36,184,924
Gross Depreciation		(10,109,274)

Net Appreciation		$26,075,650

**	Non-income producing security

ADR	American Depository Receipt

NVDR	Non-Voting Depository Receipt

REIT	Real Estate Investment Trust
See accompanying Notes to Schedule of Investments.

Driehaus Global Growth Fund
Schedule of Investments
September 30, 2009 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES – 97.1%
NORTH AMERICA – 54.5%
United States – 49.4%
Activision Blizzard, Inc.**	34,023	$421,545
AECOM Technology Corp.**	14,254	386,854
Bank of America Corp.	25,585	432,898
Bare Escentuals, Inc.**	31,434	373,750
BE Aerospace, Inc.**	26,027	524,184
BlackRock, Inc.	1,886	408,923
Broadcom Corp. - A**	14,881	456,698
Bucyrus International, Inc.	15,753	561,122
CBS Corp. - B	39,029	470,299
Celgene Corp.**	10,840	605,956
Chipotle Mexican Grill, Inc. - A**	2,744	266,305
Continental Resources, Inc.**	10,153	397,693
Corning, Inc.	29,877	457,417
EMC Corp.**	26,501	451,577
Equinix, Inc.**	4,665	429,180
Fidelity National Financial, Inc. - A	21,264	320,661
Freeport-McMoRan Copper & Gold, Inc.	4,446	305,040
Gilead Sciences, Inc.**	8,436	392,949
Goldman Sachs Group, Inc.	2,270	418,475
Google, Inc. - A**	983	487,421
Green Mountain Coffee Roasters, Inc.**	7,610	561,922
Illumina, Inc.**	12,221	519,393
Intersil Corp. - A	32,362	495,462
Intuitive Surgical, Inc.**	1,583	415,142
JetBlue Airways Corp.**	42,369	253,367
Las Vegas Sands Corp.**	9,295	156,528
Medco Health Solutions, Inc.**	6,471	357,911
Micron Technology, Inc.**	50,526	414,313
Monsanto Co.	3,810	294,894
NuVasive, Inc.**	9,295	388,159
Petrohawk Energy Corp.**	21,394	517,949
PrivateBancorp, Inc.	21,562	527,407
Quality Systems, Inc.	6,286	387,029
Ralcorp Holdings, Inc.**	5,320	311,060
Riverbed Technology, Inc.**	17,029	373,957
Starbucks Corp.**	23,942	494,402
Starwood Hotels & Resorts Worldwide, Inc.	12,894	425,889
STEC, Inc.**	11,852	348,330
The Blackstone Group LP	29,741	422,322
The Children’s Place Retail Stores, Inc.**	13,414	401,883
The Mosaic Co.	6,088	292,650
Titanium Metals Corp.	29,327	281,246
Wal-Mart Stores, Inc.	9,021	442,841
Wendy’s/Arby’s Group, Inc. - A	94,522	447,089
Whole Foods Market, Inc.**	8,762	267,153
WMS Industries, Inc.**	10,404	463,602

		18,830,847

Canada – 2.8%
Potash Corp. of Saskatchewan, Inc.	3,991	362,029
Research In Motion, Ltd.**	4,786	323,552
Silver Wheaton Corp.**	29,189	370,503

		1,056,084

Bermuda – 1.3%
Marvell Technology Group, Ltd.**	31,980	517,756

Mexico – 1.0%
Cemex SAB de CV - SP ADR**	29,194	377,187

Total NORTH AMERICA		20,781,874

FAR EAST – 18.4%
China – 9.3%
Angang Steel Co., Ltd. - H	190,600	358,080
Baidu, Inc. - SP ADR**	944	369,151
China Coal Energy Co. - H	268,000	350,645
China Resources Land, Ltd.	190,000	416,281
E-House China Holdings, Ltd. - ADS**	21,738	464,324
Home Inns & Hotels Management, Inc. - ADR**	18,910	564,464
Ping An Insurance Group Company of China, Ltd. - H	44,100	349,953
Shanda Interactive Entertainment, Ltd. - SP ADR**	4,670	239,104
Yingli Green Energy Holding Co., Ltd. - ADR**	35,384	440,885

		3,552,887

Australia – 3.1%
CSL, Ltd.	12,400	366,028
Paladin Energy, Ltd.**	77,044	305,857
WorleyParsons, Ltd.	19,343	506,983

		1,178,868

Japan – 2.7%
Daikin Industries, Ltd.	8,800	316,649
Komatsu, Ltd.	16,500	309,174
NGK Insulators, Ltd.	16,800	389,283

		1,015,106

India – 1.6%
ICICI Bank, Ltd. - SP ADR	16,124	621,741

Taiwan – 1.2%
Siliconware Precision Industries Co. - SP ADR	65,008	466,757

Indonesia – 0.5%
PT Bank Danamon Indonesia Tbk	367,500	188,218

Total FAR EAST		7,023,577

EUROPE – 16.2%
United Kingdom – 3.8%
Autonomy Corp. PLC**	19,584	509,850
Eurasian Natural Resources Corp.	28,256	395,806
Heritage Oil PLC**	28,550	224,213

Driehaus Global Growth Fund
Schedule of Investments
September 30, 2009 (unaudited)

	Number
	of	Market
	Shares	Value

Johnson Matthey PLC	14,996	$332,648

		1,462,517

Russia – 3.6%
Mobile TeleSystems - SP ADR	7,583	366,031
Sberbank RF	225,480	448,705
Wimm-Bill-Dann Foods - ADR**	8,044	575,226

		1,389,962

Germany – 3.3%
Hochtief AG	5,790	441,096
Infineon Technologies AG**	71,236	401,860
SGL Carbon SE**	9,878	404,163

		1,247,119

Switzerland – 1.1%
Weatherford International, Ltd.**	20,058	415,802

Netherlands – 1.0%
Koninklijke Boskalis Westminster NV	11,472	391,823

France – 1.0%
Compagnie Generale des Etablissements Michelin - B	4,694	368,247

Ireland – 0.9%
ICON PLC - SP ADR**	14,627	358,215

Sweden – 0.8%
Oriflame Cosmetics SA - SDR	5,732	293,533

Turkey – 0.7%
Turkiye Garanti Bankasi AS	69,098	260,747

Total EUROPE		6,187,965

SOUTH AMERICA – 6.8%
Brazil – 6.8%
Itau Unibanco Holding SA - PREF ADR	14,953	301,303
Natura Cosmeticos SA	20,300	364,955
OGX Petroleo e Gas Participacoes SA	800	610,973
Petroleo Brasileiro SA - ADR	8,552	392,537
Vale SA - SP ADR	24,199	559,723
Votorantim Celulose e Papel SA - SP ADR**	22,345	366,682

		2,596,173

Total SOUTH AMERICA		2,596,173

AFRICA – 1.2%
South Africa – 1.2%
Randgold Resources, Ltd. - ADR	6,187	432,348

Total AFRICA		432,348

Total EQUITY SECURITIES (Cost $29,216,441)		37,021,937

TOTAL INVESTMENTS (COST $29,216,441)	97.1%	$37,021,937
Other Assets In Excess Of Liabilities	2.9%	1,113,624

Net Assets	100.0%	$38,135,561

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$29,712,930

Gross Appreciation		$7,981,919
Gross Depreciation		(672,912)

Net Appreciation		$7,309,007

**	Non-income producing security

ADR	American Depository Receipt

ADS	American Depository Share

LP	Limited Partnership

PREF ADR	Preferred American Depository Receipt

SDR	Swedish Depository Receipt

SP ADR	Sponsored American Depository Receipt
See accompanying Notes to Schedule of Investments.

Driehaus Mid Cap Growth Fund
Schedule of Investments
September 30, 2009 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES – 98.7%
CONSUMER DISCRETIONARY – 24.1%
Hotels, Restaurants & Leisure – 9.2%
Ctrip.com International, Ltd. - ADR**	6,724	$395,304
Las Vegas Sands Corp.**	5,183	87,282
Melco Crown Entertainment, Ltd. - ADR**	66,412	462,228
Starwood Hotels & Resorts Worldwide, Inc.	5,898	194,811
WMS Industries, Inc.**	3,519	156,807

		1,296,432

Internet & Catalog Retail – 4.2%
Liberty Media Corp. - Interactive - A**	17,700	194,169
Priceline.com, Inc.**	2,359	391,169

		585,338

Automobiles – 3.3%
Thor Industries, Inc.	15,171	469,542

Multiline Retail – 2.4%
Dollar Tree, Inc.**	2,205	107,339
Macy’s, Inc.	12,382	226,467

		333,806

Auto Components – 2.1%
Gentex Corp.	20,621	291,787

Household Durables – 1.9%
KB Home	16,570	275,228

Media – 1.0%
DreamWorks Animation SKG, Inc. - A**	3,959	140,822

Total CONSUMER DISCRETIONARY		3,392,955

INFORMATION TECHNOLOGY – 20.9%
Semiconductors & Semiconductor Equipment – 7.0%
Analog Devices, Inc.	9,805	270,422
Cree, Inc.**	8,370	307,597
International Rectifier Corp.**	8,001	155,939
Skyworks Solutions, Inc.**	16,597	219,744
Veeco Instruments, Inc.**	1,473	34,350

		988,052

Software – 5.0%
McAfee, Inc.**	4,744	207,740
Perfect World Co., Ltd. - SP ADR**	4,106	197,499
Rovi Corp.**	2,708	90,989
VMware, Inc. - A**	5,135	206,273

		702,501

Internet Software & Services – 4.2%
Equinix, Inc.**	4,383	403,236
MercadoLibre, Inc.**	4,745	182,493

		585,729

Computers & Peripherals – 2.9%
Apple, Inc.**	948	175,731
SanDisk Corp.**	3,439	74,626
STEC, Inc.**	5,211	153,151

		403,508

IT Services – 1.8%
Lender Processing Services, Inc.	6,728	256,808

Total INFORMATION TECHNOLOGY		2,936,598

HEALTH CARE – 11.3%
Health Care Providers & Services – 4.8%
Emergency Medical Services Corp. - A**	6,279	291,973
Health Management Associates, Inc.**	51,435	385,248

		677,221

Biotechnology – 2.3%
Alexion Pharmaceuticals, Inc.**	5,792	257,976
United Therapeutics Corp.**	1,372	67,214

		325,190

Life Sciences Tools & Services – 1.7%
Illumina, Inc.**	5,703	242,377

Health Care Technology – 1.3%
Allscripts-Misys Healthcare Solutions, Inc.	8,733	177,018

Health Care Equipment & Supplies – 1.2%
Intuitive Surgical, Inc.**	662	173,610

Total HEALTH CARE		1,595,416

MATERIALS – 9.7%
Metals & Mining – 4.1%
Randgold Resources, Ltd. - ADR	1,474	103,003
Red Back Mining, Inc.**	24,373	273,859
Silver Wheaton Corp.**	15,364	193,433

		570,295

Chemicals – 1.6%
Albemarle Corp.	1,984	68,646
Intrepid Potash, Inc.**	6,671	157,369

		226,015

Containers & Packaging – 1.5%
Packaging Corp. of America	10,434	212,854

Paper & Forest Products – 1.3%
Votorantim Celulose e Papel SA - SP ADR**	11,561	189,716

Construction Materials – 1.2%
Martin Marietta Materials, Inc.	1,794	165,174

Total MATERIALS		1,364,054

ENERGY – 9.2%
Oil, Gas & Consumable Fuels – 8.3%
Alpha Natural Resources, Inc.**	8,532	299,473
Concho Resources, Inc.**	5,199	188,828
Continental Resources, Inc.**	12,196	477,717
Massey Energy Co.	7,070	197,182

		1,163,200

Energy Equipment & Services – 0.9%
Helix Energy Solutions Group, Inc.**	8,860	132,723

Total ENERGY		1,295,923

FINANCIALS – 8.5%
Capital Markets – 4.5%
Jefferies Group, Inc.**	5,202	141,650
Lazard, Ltd. - A	7,701	318,128

Driehaus Mid Cap Growth Fund
Schedule of Investments
September 30, 2009 (unaudited)

	Number
	of	Market
	Shares	Value

The Blackstone Group LP	11,806	$167,645

		627,423

Commercial Banks – 1.7%
Fifth Third Bancorp	18,912	191,579
PrivateBancorp, Inc.	2,208	54,008

		245,587

Real Estate Investment Trust – 1.6%
Annaly Capital Management, Inc.	12,175	220,854

Real Estate Management & Development – 0.7%
E-House China Holdings, Ltd. - ADS**	4,566	97,530

Total FINANCIALS		1,191,394

INDUSTRIALS – 7.0%
Aerospace & Defense – 2.5%
BE Aerospace, Inc.**	17,727	357,022

Machinery – 1.6%
Bucyrus International, Inc.	6,549	233,275

Industrial Conglomerates – 1.5%
Textron, Inc.	10,849	205,914

Professional Services – 0.9%
Manpower, Inc.	2,166	122,834

Electrical Equipment – 0.5%
GrafTech International, Ltd.**	4,584	67,385

Total INDUSTRIALS		986,430

CONSUMER STAPLES – 7.0%
Personal Products – 3.2%
Avon Products, Inc.	8,936	303,467
NBTY, Inc.**	3,543	140,232

		443,699

Food Products – 2.3%
Green Mountain Coffee Roasters, Inc.**	4,401	324,970

Food & Staples Retailing – 1.5%
Whole Foods Market, Inc.**	6,998	213,369

Total CONSUMER STAPLES		982,038

TELECOMMUNICATION SERVICES – 1.0%
Wireless Telecommunication Services – 1.0%
Crown Castle International Corp.**	4,425	138,768

Total TELECOMMUNICATION SERVICES		138,768

Total EQUITY SECURITIES (Cost $11,239,599)		13,883,576

TOTAL INVESTMENTS (COST $11,239,599)	98.7%	$13,883,576
Other Assets In Excess Of Liabilities	1.3%	189,424

Net Assets	100.0%	$14,073,000

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$12,086,962

Gross Appreciation		$2,710,859
Gross Depreciation		(914,245)

Net Appreciation		$1,796,614

**	Non-income producing security

ADR	American Depository Receipt

ADS	American Depository Share

LP	Limited Partnership

SP ADR	Sponsored American Depository Receipt
See accompanying Notes to Schedule of Investments.

Driehaus Large Cap Growth Fund
Schedule of Investments
September 30, 2009 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES – 98.2%
INFORMATION TECHNOLOGY – 25.6%
Internet Software & Services – 7.8%
eBay, Inc.**	16,805	$396,766
Equinix, Inc.**	4,558	419,336
Google, Inc. - A**	497	246,437

		1,062,539

Software – 7.5%
Activision Blizzard, Inc.**	10,917	135,262
Check Point Software Technologies, Ltd.**	10,699	303,317
Microsoft Corp.	15,436	399,638
VMware, Inc. - A**	4,821	193,660

		1,031,877

Computers & Peripherals – 4.6%
Apple, Inc.**	2,384	441,922
Hewlett-Packard Co.	3,909	184,544

		626,466

IT Services – 2.2%
Visa, Inc. - A	4,446	307,263

Communications Equipment – 2.0%
Motorola, Inc.	16,082	138,144
QUALCOMM, Inc.	1,609	72,373
Research In Motion, Ltd.**	894	60,390

		270,907

Semiconductors & Semiconductor Equipment – 1.5%
Intel Corp.	10,220	200,005

Total INFORMATION TECHNOLOGY		3,499,057

CONSUMER DISCRETIONARY – 22.6%
Hotels, Restaurants & Leisure – 8.6%
International Game Technology	13,883	298,207
Melco Crown Entertainment, Ltd. - ADR**	58,242	405,364
Starbucks Corp.**	14,808	305,785
Starwood Hotels & Resorts Worldwide, Inc.	5,077	167,693

		1,177,049

Internet & Catalog Retail – 2.7%
Priceline.com, Inc.**	2,211	366,628

Automobiles – 2.5%
Ford Motor Co.**	47,472	342,273

Media – 2.5%
CBS Corp. - B	27,828	335,327

Household Durables – 1.7%
Lennar Corp. - A	16,799	239,386

Leisure Equipment & Products – 1.6%
Mattel, Inc.	11,990	221,335

Multiline Retail – 1.6%
Macy’s, Inc.	12,043	220,267

Specialty Retail – 1.4%
Best Buy Co., Inc.	5,174	194,129

Total CONSUMER DISCRETIONARY		3,096,394

HEALTH CARE – 14.6%
Health Care Providers & Services – 7.1%
Express Scripts, Inc.**	5,086	394,572
Medco Health Solutions, Inc.**	4,601	254,481
Tenet Healthcare Corp.**	55,867	328,498

		977,551

Biotechnology – 3.3%
Celgene Corp.**	2,923	163,396
Gilead Sciences, Inc.**	6,125	285,303

		448,699

Life Sciences Tools & Services – 1.9%
Illumina, Inc.**	6,111	259,718

Health Care Equipment & Supplies – 1.2%
Intuitive Surgical, Inc.**	648	169,938

Pharmaceuticals – 1.1%
Shire PLC - ADR	2,754	144,007

Total HEALTH CARE		1,999,913

MATERIALS – 10.1%
Metals & Mining – 4.9%
Agnico-Eagle Mines, Ltd.	1,913	129,797
Alcoa, Inc.	6,128	80,399
Goldcorp, Inc.	9,620	388,359
Southern Copper Corp.	2,269	69,636

		668,191

Chemicals – 3.7%
Potash Corp. of Saskatchewan, Inc.	1,646	148,700
PPG Industries, Inc.	3,655	212,758
The Mosaic Co.	2,903	139,547

		501,005

Paper & Forest Products – 1.5%
Votorantim Celulose e Papel SA - SP ADR**	12,653	207,636

Total MATERIALS		1,376,832

CONSUMER STAPLES – 7.0%
Food & Staples Retailing – 2.6%
Costco Wholesale Corp.	1,148	64,816
Wal-Mart Stores, Inc.	2,881	141,428
Walgreen Co.	3,820	143,135

		349,379

Personal Products – 1.9%
Avon Products, Inc.	7,814	265,363

Beverages – 1.7%
PepsiCo, Inc.	2,177	127,703
The Coca-Cola Co.	2,034	109,226

		236,929

Food Products – 0.8%
General Mills, Inc.	1,685	108,480

Total CONSUMER STAPLES		960,151

ENERGY – 6.6%
Oil, Gas & Consumable Fuels – 5.8%
Alpha Natural Resources, Inc.**	7,014	246,191
BP PLC - SP ADR	2,449	130,360
Occidental Petroleum Corp.	3,431	268,990
Petroleo Brasileiro SA - ADR	3,357	154,086

		799,627

Energy Equipment & Services – 0.8%
Halliburton Co.	3,790	102,785

Total ENERGY		902,412

FINANCIALS – 6.6%
Capital Markets – 5.2%
BlackRock, Inc.	683	148,088
Goldman Sachs Group, Inc.	1,469	270,810

Driehaus Large Cap Growth Fund
Schedule of Investments
September 30, 2009 (unaudited)

	Number
	of	Market
	Shares	Value

Lazard, Ltd. - A	7,119	$294,086

		712,984

Consumer Finance – 1.4%
American Express Co.	5,461	185,128

Total FINANCIALS		898,112

INDUSTRIALS – 2.8%
Industrial Conglomerates – 1.6%
Textron, Inc.	11,874	225,369

Aerospace & Defense – 0.7%
Honeywell International, Inc.	2,637	97,965

Machinery – 0.5%
Cummins, Inc.	1,419	63,585

Total INDUSTRIALS		386,919

TELECOMMUNICATION SERVICES – 2.3%
Wireless Telecommunication Services – 2.3%
American Tower Corp. - A**	8,627	314,023

Total TELECOMMUNICATION SERVICES		314,023

Total EQUITY SECURITIES (Cost $10,624,638)		13,433,813

TOTAL INVESTMENTS (COST $10,624,638)	98.2%	$13,433,813
Other Assets In Excess Of Liabilities	1.8%	240,804

Net Assets	100.0%	$13,674,617

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$11,765,217

Gross Appreciation		$2,835,960
Gross Depreciation		(1,167,364)

Net Appreciation		$1,668,596

**	Non-income producing security

ADR	American Depository Receipt

SP ADR	Sponsored American Depository Receipt
See accompanying Notes to Schedule of Investments.

Driehaus Mutual Funds
Notes to Schedules of Investments
A. Portfolio Valuation:
Securities transactions are accounted for on trade date. Equity securities are valued at the last sale price as of the close of the appropriate exchange or other designated time. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Driehaus Mutual Funds’ Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region.
Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The summary of inputs used to value each Fund’s net assets as of September 30, 2009 is as follows:

	Total		Level 2	Level 3
	Value at	Level 1	Significant	Significant
	September 30,	Quoted	Observable	Unobservable
Funds	2009	Price	Input	Input
Driehaus International Discovery Fund
Investments in Securities*	$331,011,187	$331,011,187	$—	$—

Driehaus Emerging Markets Growth Fund
Investments in Securities*	$467,404,764	$467,404,764	$—	$—

Driehaus International Small Cap Growth Fund
Investments in Securities*	$171,852,041	$171,852,041	$—	$—

Driehaus Global Growth Fund
Investments in Securities*	$37,021,937	$37,021,937	$—	$—

Driehaus Mid Cap Growth Fund
Investments in Securities*	$13,883,576	$13,883,576	$—	$—

Driehaus Large Cap Growth Fund
Investments in Securities*	$13,433,813	$13,433,813	$—	$—

*	See Schedule of Investments for country or industry breakout.
For additional information regarding the Funds’ policy for valuation of investments or other significant accounting policies, please refer to the Funds’ most recent Semi-Annual or Annual Report.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Driehaus Mutual Funds

By (Signature and Title)*	/s/ Richard H. Driehaus Richard H. Driehaus, President
(principal executive officer)
Date November 24, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard H. Driehaus Richard H. Driehaus, President
(principal executive officer)
Date November 24, 2009

By (Signature and Title)*	/s/ Michelle L. Cahoon Michelle L. Cahoon, Vice President and Treasurer
(principal financial officer)
Date November 24, 2009

*	Print the name and title of each signing officer under his or her signature.